Government Grants (Tables)	12 Months Ended
Dec. 31, 2023
Government grants [Abstract]
Disclosure of movement in deferred income from government grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2023 and 2022:

(in millions)	December 31, 2023	December 31, 2022
Beginning balance	$404	$176
Received/receivable during the period	81	270
Fair value of EDB loan	7	—
Capitalized to fixed assets	(74)	—
Released to the consolidated statements of operations	(58)	(42)
Ending balance	$360	$404

Current	93	110
Non-current	267	294
Total	$360	$404

Disclosure of government grants recognized in consolidated statement of operations
Government grants were recognized in the consolidated statements of operations as follows:

(in millions)	December 31, 2023	December 31, 2022	December 31, 2021
Cost of revenue	$29	$30	$33
Research and development expenses	29	11	—
Selling, general and administrative	—	1	—
Total balance	$58	$42	$33